Long-term loans	12 Months Ended
Dec. 31, 2024
Long-term Loans
Long-term loans

15.	Long-term loans

	Period			As of
Type of loans	and payment term	Interest range	Collateral	December 31, 2024
Long-term bank loans
Bank loans	Borrowing period is from March 16, 2022 to September 16, 2025; interest is repayable monthly; principal is repayable monthly	3.53%	Restricted deposit	42,478
Bank loans	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly	2.22%	Restricted deposit	559,115
Bank loans	Borrowing period is from September 09, 2024 to August 06, 2029; interest is repayable monthly; principal is repayable monthly	3.00%	None Restricted deposit	436,175
				$1,037,768
Less: Current portion				(42,478)
				$995,290

Type of loans	Period and payment term	Interest rate range	Collateral	As of December 31, 2023
Long-term bank loans
Bank loans	Borrowing period is from March 16, 2023 to September 16, 2025; interest is repayable monthly; principal is repayable monthly	3.40%	Restricted deposit	104,401
Bank loans	Borrowing period is from September 01, 2024 to September 01, 2027 interest is repayable monthly; principal is repayable monthly	1.60%	Restricted deposit	642,467
Other long-term loans
Other loans	Borrowing period is from April 9, 2021 to April 9, 2024; interest is repayable monthly; principal is repayable quarterly	11.64%	Guarantee deposit	233,332
				$980,200
Less: Current portion				(59,659)
				$920,541

Current portions refer to long-term loans due within oner year and all long-term loans were guaranteed by key management.